LEASES	10 Months Ended
Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 11 — LEASES

As at December 31, 2023, the Company leases office space on a month-to-month basis. Short-term lease expense was $24,425 for the period from March 16, 2023 (inception) through December 31, 2023.